Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial instruments

Note 19 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s Chief Executive Officer in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group are deposited in Israeli and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low.

C.	Classification of financial instruments

The following is a classification of the financial assets and financial liabilities of the Group for groups of financial instruments in accordance with IAS 39:

	December 31,
	2016	2017
	Thousand NIS	Thousand NIS
Financial assets
Cash	47,599	21,159
Restricted deposits	925	1,570
Trade receivables	149	325
Other receivables	1,408	827
	50,081	23,881
Financial liabilities
Financial liabilities measured at amortized cost	10,290	10,372

D.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group (in thousand NIS):

	NIS	Linked to the US dollar	Linked to the EURO and Other	Total
December 31, 2017
Cash	823	20,332	4	21,159
Restricted deposits	1,501	69	-	1,570
Trade receivables	-	71	254	325
Other receivables	827	-	-	827
	3,151	20,472	258	23,881
Financial liabilities at amortized cost	5,766	4,606	--	10,372
Total net financial assets (liabilities)	(2,615)	15,866	258	13,509

December 31, 2016
Cash	3,501	44,065	33	47,599
Restricted deposits	925	-	-	925
Trade receivables	-	149		149
Other receivables	1,408	-	-	1,408
	5,834	44,214	33	50,081
Financial liabilities at amortized cost	6,651	3,586	53	10,290
Total net financial assets (liabilities)	(817)	40,628	(20)	39,791

The following is a sensitivity analysis of changes in the exchange rate of the dollar as of the reporting date:

Profit (loss) from the change
thousand NIS
Increase at a rate of 5%	(793)
Increase at a rate of 10%	(1,586)
Decrease at a rate of 5%	793
Decrease at a rate of 10%	1,586

E.	Fair value of financial instruments

The fair value of the financial instruments of the Group is similar or equal to their book value.

F.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year or undetermined	Total
December 31, 2017
Trade payables	1,775	-	1,775
Other payables	5,738	98	5,836
Liability in respect of government grants	-	2,886	2,886
	7,513	2,984	10,497
December 31, 2016
Trade payables	2,612	-	2,612
Other payables	4,856	98	4,954
Liability in respect of government grants	-	2,420	2,420
	7,468	2,518	9,986